Share-Based Compensation Compensation Expense for Share-Based Awards (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Impact on income before income taxes	$ 14,761	$ 11,687	$ 9,736
Income tax benefit	(5,728)	(4,543)	(3,784)
Impact on net income	9,033	7,144	5,952
Restricted Stock
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Impact on income before income taxes	14,238	11,687	9,736
Performance Units
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Impact on income before income taxes	$ 523	$ 0	$ 0